Loans and financings - Changes (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)
Changes in loans and financings
Balance at the beginning of the year	$ 1,508,557	$ 1,424,867
New loans and financings	1,296,496	106,229
Debt issue costs	(9,921)	(255)
Payments of loans and financings	(757,513)	(19,437)
Foreign exchange effects	(45,295)	(7,754)
Changes in the Company's credit risk of the financial liability (i)	787
Fair value of loans and financings (i)	8,058	6,640
Reclassification		(3,490)
Interest accrual	107,532	73,561
Premium paid on bonds repurchase	(14,481)
Interest paid on loans and financings	(69,906)	(71,804)
Balance at the end of the year	2,024,314	1,508,557
Changes in fair value of financial liabilities that relate to changes in the Company's own credit risk	(787)
CDI
Changes in loans and financings
Balance at the beginning of the year	20,265
Balance at the end of the year	$ 156,683	$ 20,265
Debt contracts for which fair value option was elected
Changes in loans and financings
Number of debt contracts for which fair value option was applied | item	2
Gains (losses) on change in fair value of derivatives	$ 16,565
Net gain between the debt contracts and the relevant derivative financial instruments	8,507
Changes in fair value of financial liabilities that relate to changes in the Company's own credit risk	$ (787)
USD 90,000 export credit note
Changes in loans and financings
Principal amount				$ 90,000
Term of instrument	5 years
USD 90,000 export credit note | LIBOR 3M
Changes in loans and financings
Borrowings, adjustment to interest rate basis			1.54%	1.54%
USD 90,000 export credit note | CDI | Swap contract
Changes in loans and financings
Borrowings, adjustment to interest rate basis			1.30%	1.30%
BRL 477,000 term loan
Changes in loans and financings
Principal amount			R$ 477,000	$ 100,000
Term of instrument	5 years
Interest rate			8.50%	8.50%
BRL 477,000 term loan | Swap contract
Changes in loans and financings
Interest rate			2.45%	2.45%